Document and Entity Information	May 28, 2024
Cover [Abstract]
Entity Registrant Name	MICROCHIP TECHNOLOGY INC
Amendment Flag	false
Entity Central Index Key	0000827054
Document Type	8-K
Document Period End Date	May 28, 2024
Entity Incorporation State Country Code	DE
Entity File Number	0-21184
Entity Tax Identification Number	86-0629024
Entity Address, Address Line One	2355 West Chandler Boulevard
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85224-6199
City Area Code	(480)
Local Phone Number	792-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.001 par value per share
Trading Symbol	MCHP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false